DEPOSIT FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
DEPOSIT FOR NON-CURRENT ASSETS
9.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets consisted of the following:

	As of December 31,
	2016	2017
	US$	US$

Buildings	239,827	55,364
Others	885	3,358

Total	240,712	58,722

As of December 31, 2017, deposits for buildings represent interest-free non-refundable deposits for the purchases of certain office buildings: (i) an office building in Wuhan in the PRC for US$41,107; (ii) two floors of an office building in Chongqing, in the PRC for US$13,758; and (iii) one floor of an office building in Changzhou, Jiangsu province in the PRC for US$499.

As of December 31, 2016, deposits for buildings represent interest-free non-refundable deposits for the purchases of certain office buildings: (i) an office building in Beijing in the PRC for US$224,507; (ii) two floors of an office building in Chongqing, in the PRC for US$13,084; and (iii) two floors of an office building in Changzhou, Jiangsu province in the PRC for US$2,236.

As of December 31, 2017, deposit for non-current assets of US$41,107 have been pledged for bank borrowings of US$18,403 from financial institutions in China.

As of December 31, 2016, deposit for non-current assets of US$224,506 have been pledged for bank borrowings of US$87,920 from financial institutions in China.